Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Non-convertible debentures	$ 73,006	$ 75,476
Long-term loans from banks and others (excluding interest)	576,653	563,235
Carrying Value [Member]
Liabilities
Non-convertible debentures	81,847	78,409
Long-term loans from banks and others (excluding interest)	540,350	508,203
Fair Value [member]
Liabilities
Non-convertible debentures	93,930	80,998
Long-term loans from banks and others (excluding interest)	$ 649,100	$ 555,570